Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Warrants [Abstract]
Stock Warrants [Text Block]
10.	Stock Warrants

From 2008 through 2013, the Company has issued warrants mostly in connection with common stock issuances. The warrants are exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase shares of common stock. The exercise price is $ 1.10 to $ 2.25 per share.

In November 2009, the Company issued stock warrants to four board members in exchange for personal guarantees on a bank line of credit (See Note 3, Bank Line of Credit). The warrants are exercisable for five years from date of issuance. The warrant allows the four holders the ability to purchase 375,000 shares of common stock. The exercise price is $ 2.00 per share.

In March 2012, the Company issued stock warrants in connection with the issuance of a Convertible Debenture to the West Virginia Jobs Investment Trust Board (see Note 6, Long-term Debt). The warrant is exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 72,500 shares of common stock. The exercise price is $ 2.25 per share.

In April 2012, the Company issued stock warrants in connection with the issuance of a Convertible Debenture to the West Virginia Jobs Investment Trust Board (see Note 6, Long-term Debt). The warrant is exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 88,889 shares of common stock. The exercise price is $ 2.25 per share.

In March and April 2013, the Company issued stock warrants to a placement agent as commission in connection with the sale of common stock pursuant to two private placement offerings. The warrants are exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 387,720 shares of common stock. The exercise price is $ 1.10 to $ 2.20 per share.

In March 2013, the Company issued stock warrants in connection with the Reimbursement Agreement with Steve Antoline, a director of the Company (see Note 5, Obligation Related to the Letter of Credit.) The warrants are exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 1,100,000 shares of common stock. The exercise price is $ 1.10 per share.

In August 2013, the Company also issued stock warrants in connection with the Note and Warrant Purchase Agreement with Summit Resources, Inc., which is an affiliate of Steve Antoline (see Note 4, Related Party Debt.) The warrants are exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 1,000,000 shares of common stock. The exercise price is $ 1.10 per share.

In July and September 2013, the Company issued stock warrants in connection with Bridge Notes (see Note 6, Bridge Notes.) The warrants are exercisable for five years from date of issuance. The warrants allow the holders the ability to purchase 1,327,125 shares of common stock. The exercise price is $ 1.10 per share.

In July 2013, the Company issued stock warrants in connection with the conversion of related party debt. The warrants are exercisable for five years from date of issuance. The warrants allow the holders the ability to purchase 4,997,399 shares of common stock. The exercise price is $ 1.10 per share.

As of September 30, 2013, warrants to purchase 31,297,239 shares of common stock were outstanding and exercisable.

9. Stock Warrants
In 2008, the Company issued stock warrants related to common stock issuances. The warrants are exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase an additional share of common stock for every share purchased in connection with the warrant. The exercise price is $2.00 per share.

In November 2009, the Company issued stock warrants to four board members in exchange for personal guarantees on a bank line of credit (See Note 3, Bank Line of Credit). The warrants are exercisable for five years from date of issuance. The warrant allows the four holders the ability to purchase an additional 375,000 shares of common stock. The exercise price is $2.00 per share.

In March 2012, the Company issued stock warrants in connection with the issuance of a Convertible Debenture to the West Virginia Jobs Investment Trust Board (see Note 5, Long-term Debt). The warrant is exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 72,500 shares of common stock. The exercise price is $2.25 per share.

In April 2012, the Company issued stock warrants in connection with the issuance of a Convertible Debenture to the West Virginia Jobs Investment Trust Board (see Note 5, Long-term Debt). The warrant is exercisable for five years from date of issuance. The warrant allows the holder the ability to purchase 88,889 shares of common stock. The exercise price is $2.25 per share. As of December 31, 2012, warrants to purchase 14,633,319 shares of common stock were outstanding and exercisable.